Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 126,614	$ 17,346	¥ 436,242	¥ 513,351
Aggregate continuing and discontinued operations [Member]
Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) [Line Items]
Cash at bank	124,413		432,892
Deposits held at licensed payment platforms	2,290		3,350
Cash and cash equivalents	126,703		436,242
Disposal groups classified as held for sale [Member]
Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 89	$ 13	¥ 0	¥ 0